Description of Business and Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) SegmentCount	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Property, Plant and Equipment [Line Items]
Original maturity months	3 months
Goodwill	$ 15,648	$ 15,648	$ 15,648	$ 15,648	$ 15,524
Impairment charges		0			0
Description of Business and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of operating segments			2	2
Investments not insured by FDIC	8,200	8,200	$ 8,200	$ 8,200
Cash in foreign bank	19,800	19,800	19,800	19,800	17,200
Gross finite live intangible assets	11,566	11,566	11,566	11,566	11,678
Accumulated amortization	6,574	6,574	6,574	$ 6,574	4,341
Total amortization expense for finite-lived intangible assets		2,300			2,600	$ 1,300
Asset Impairment Charges		0			0
Reporting units of goodwill | Segment				2
Indefinite-lived intangible assets	$ 2,600	2,600	2,600	$ 2,600	2,600
Weighted average amortization period for intangible assets	2 years 7 months 27 days
Buildings
Property, Plant and Equipment [Line Items]
Expected useful lives of property and equipment	40 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Expected useful lives of property and equipment	5 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Expected useful lives of property and equipment	3 years
Minimum | Vehicles
Property, Plant and Equipment [Line Items]
Expected useful lives of property and equipment	4 years
Minimum | Other property and equipment
Property, Plant and Equipment [Line Items]
Expected useful lives of property and equipment	2 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Expected useful lives of property and equipment	10 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Expected useful lives of property and equipment	5 years
Maximum | Vehicles
Property, Plant and Equipment [Line Items]
Expected useful lives of property and equipment	6 years
Maximum | Other property and equipment
Property, Plant and Equipment [Line Items]
Expected useful lives of property and equipment	5 years
Technical Services
Property, Plant and Equipment [Line Items]
Goodwill	$ 15,600	15,600	15,600	15,600	15,500	15,500
Customer contracts and relationships
Description of Business and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Gross finite live intangible assets	7,949	7,949	7,949	7,949	7,949
Accumulated amortization	$ 4,075	4,075	4,075	4,075	2,475
Customer contracts and relationships | Minimum
Description of Business and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	1 year
Customer contracts and relationships | Maximum
Description of Business and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	5 years
Non-compete agreements
Description of Business and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Gross finite live intangible assets	$ 2,231	2,231	2,231	2,231	2,313
Accumulated amortization	$ 1,432	1,432	1,432	1,432	1,026
Finite-Lived Intangible Asset, Useful Life	5 years
Patents, licenses and other
Description of Business and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Gross finite live intangible assets	$ 1,386	1,386	1,386	1,386	1,416
Accumulated amortization	$ 1,067	1,067	$ 1,067	$ 1,067	840
Patents, licenses and other | Minimum
Description of Business and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	1 year
Patents, licenses and other | Maximum
Description of Business and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	10 years
Selling, general and administrative expenses
Description of Business and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Impairment charges on finite lived assets		$ 0			$ 0	$ 400